Retirement Plans	12 Months Ended
May 29, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS
Defined Benefit Plans and Postretirement Benefit Plan

We sponsor non-contributory defined benefit pension plans, for a group of salaried employees in the United States, in which benefits are based on various formulas that include years of service and compensation factors; and for a group of hourly employees in the United States, in which a fixed level of benefits is provided. As of December 2014, the plans were frozen and no additional service was eligible to be accrued under such plans. Pension plan assets are primarily invested in U.S. and International equities as well as long-duration bonds and real estate investments. Our policy is to fund, at a minimum, the amount necessary on an actuarial basis to provide for benefits in accordance with the requirements of the Employee Retirement Income Security Act of 1974, as amended, and the Internal Revenue Code (IRC), as amended by the Pension Protection Act of 2006. We also sponsor a non-contributory postretirement benefit plan that provides health care benefits to our salaried retirees. Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Defined benefit pension plans funding	$25.4	$0.4	$0.4
Postretirement benefit plan funding	1.1	1.1	0.9

During the fourth quarter of fiscal 2016, we made a voluntary funding contribution of $25.0 million to our defined benefit pension plans. We expect to contribute approximately $0.4 million to our defined benefit pension plans and approximately $1.3 million to our postretirement benefit plan during fiscal 2017.
We are required to recognize the over- or under-funded status of the plans as an asset or liability as measured by the difference between the fair value of the plan assets and the benefit obligation and any unrecognized prior service costs and actuarial gains and losses as a component of accumulated other comprehensive income (loss), net of tax.
The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 29, 2016 and May 31, 2015:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2016	2015	2016	2015
Change in Benefit Obligation:
Benefit obligation at beginning of period	$288.4	$283.9	$18.0	$38.5
Service cost	—	1.1	0.2	0.5
Interest cost	10.6	10.0	0.8	1.0
Plan amendments	—	—	—	(26.9)
Plan settlements	—	(15.8)	—	—
Participant contributions	—	—	—	0.4
Benefits paid	(15.9)	(8.6)	(1.1)	(1.5)
Actuarial loss	15.4	17.8	2.0	6.0
Benefit obligation at end of period	$298.5	$288.4	$19.9	$18.0

Change in Plan Assets:
Fair value at beginning of period	$236.6	$243.9	$—	$—
Actual return on plan assets	(4.1)	16.7	—	—
Employer contributions	25.4	0.4	1.1	1.1
Plan settlements	—	(15.8)	—	—
Participant contributions	—	—	—	0.4
Benefits paid	(15.9)	(8.6)	(1.1)	(1.5)
Fair value at end of period	$242.0	$236.6	$—	$—

Unfunded status at end of period	$(56.5)	$(51.8)	$(19.9)	$(18.0)

The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 29, 2016	May 31, 2015	May 29, 2016	May 31, 2015
Components of the Consolidated Balance Sheets:
Current liabilities	$—	$—	$1.3	$1.1
Noncurrent liabilities	56.5	51.8	18.6	16.9
Net amounts recognized	$56.5	$51.8	$19.9	$18.0
Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$—	$—	$11.9	$14.9
Net actuarial gain (loss)	(87.9)	(68.7)	(9.5)	(9.0)
Net amounts recognized	$(87.9)	$(68.7)	$2.4	$5.9

The following is a summary of our accumulated and projected benefit obligations for our defined benefit plans:

(in millions)	May 29, 2016	May 31, 2015
Accumulated benefit obligation for all defined benefit plans	$298.5	$288.4
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	298.5	288.4
Fair value of plan assets	242.0	236.6
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	298.5	288.4

The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2016	2015	2016	2015
Weighted-average assumptions used to determine benefit obligations at May 29 and May 31 (1)
Discount rate	4.18%	4.43%	4.00%	4.22%
Rate of future compensation increases	N/A	N/A	N/A	N/A
Weighted-average assumptions used to determine net expense for fiscal years ended May 29 and May 31 (2)
Discount rate	4.43%	4.41%	4.22%	4.26%
Expected long-term rate of return on plan assets	6.50%	7.00%	N/A	N/A
Rate of future compensation increases	N/A	3.86%	N/A	N/A

(1)	Determined as of the end of fiscal year.

(2)	Determined as of the beginning of fiscal year.
We set the discount rate assumption annually for each of the plans at their valuation dates to reflect the yield of high-quality fixed-income debt instruments, with lives that approximate the maturity of the plan benefits. Additionally, for our mortality assumption as of fiscal year end, we selected the most recent RP-2014 mortality tables and MP-2015 mortality improvement scale to measure the benefit obligations.
The expected long-term rate of return on plan assets is based upon several factors, including our historical assumptions compared with actual results, an analysis of current market conditions, asset fund allocations and the views of leading financial advisers and economists. We reduced our expected long-term rate of return on plan assets for our defined benefit plans from 8.0 percent used in fiscal 2014 to 7.0 percent used in fiscal 2015 and then to 6.5 percent for fiscal 2016 in connection with our current expectations for long-term returns and target asset fund allocation. In developing our expected rate of return assumption, we have evaluated the actual historical performance and long-term return projections of the plan assets, which give consideration to the asset mix and the anticipated timing of the pension plan outflows. We employ a total return investment approach whereby a mix of equity and fixed-income investments are used to maximize the long-term return of plan assets for what we consider a prudent level of risk. Our historical 10-year, 15-year and 20-year rates of return on plan assets, calculated using the geometric method average of returns, are approximately 6.8 percent, 7.6 percent and 8.7 percent, respectively, as of May 29, 2016. Our Benefit Plans Committee sets the investment policy for the Defined Benefit Plans and oversees the investment allocation, which includes setting long-term strategic targets. Our overall investment strategy is to achieve appropriate diversification through a mix of equity investments, which may include U.S., international, and private equities, as well as long-duration bonds and real estate investments. Currently, our target asset fund allocation is 40.0 percent high-quality, long-duration fixed-income securities, 31.0 percent U.S. equities, 16.0 percent international equities, 10.0 percent absolute-return funds and 3.0 percent real estate securities. The investment policy establishes a re-balancing band around the established targets within which the asset class weight is allowed to vary. Equity securities, absolute-return funds, international equities and fixed-income securities include investments in various industry sectors. Investments in real estate securities follow different strategies designed to maximize returns, allow for diversification and provide a hedge against inflation. Our current positioning is neutral on investment style between value and growth companies and large and small cap companies. We monitor our actual asset fund allocation to ensure that it approximates our target allocation and believe that our long-term asset fund allocation will continue to approximate our target allocation. Investments held in the U.S. commingled fund, U.S. corporate securities, U.S. Treasury securities, an international commingled fund, a global fixed-income commingled fund and public sector utility securities represented approximately 31.1 percent, 15.6 percent, 10.7 percent, 10.3 percent, 10.1 percent and 6.1 percent respectively, of total plan assets and represents the only significant concentrations of risk related to a single entity, sector, country, commodity or investment fund. No other single sector concentration of assets exceeded 5.0 percent of total plan assets.
Components of net periodic benefit cost included in earnings are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2016	2015	2014	2016	2015	2014
Service cost	$—	$1.1	$4.4	$0.2	$0.5	$0.7
Interest cost	10.6	10.0	10.2	0.8	1.0	1.4
Expected return on plan assets	(14.5)	(15.2)	(17.1)	—	—	—
Amortization of unrecognized prior service cost	—	—	0.1	(4.8)	(2.8)	(0.1)
Recognized net actuarial loss	2.8	2.6	9.0	1.2	0.8	—
Settlement loss recognized	—	6.1	—	—	—	—
Curtailment gain recognized	—	—	(0.5)	—	—	—
Net pension and postretirement cost (benefit)	$(1.1)	$4.6	$6.1	$(2.6)	$(0.5)	$2.0

The amortization of the net actuarial gain (loss) component of our fiscal 2017 net periodic benefit cost for the defined benefit plans and postretirement benefit plan is expected to be approximately $(3.2) million and $(1.7) million, respectively.

The fair values of the defined benefit pension plans assets at their measurement dates of May 29, 2016 and May 31, 2015, are as follows:

		Items Measured at Fair Value at May 29, 2016
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$75.3	$—	$75.3	$—
International Commingled Fund	(2)	24.9	—	24.9	—
Emerging Market Commingled Funds	(3)	6.8	—	6.8	—
Emerging Market Mutual Fund	(4)	5.9	5.9	—	—
Real Estate Commingled Fund	(5)	7.5	—	7.5	—
Fixed-Income:
U.S. Treasury Securities	(6)	25.9	25.9	—	—
U.S. Corporate Securities	(6)	37.8	—	37.8	—
International Securities	(6)	6.3	—	6.3	—
Public Sector Utility Securities	(6)	14.8	—	14.8	—
Global Fixed-Income Commingled Fund	(7)	24.4	—	24.4	—
U.S. Fixed-Income Commingled Funds	(8)	10.3	—	10.3	—
Cash & Accruals		2.1	2.1	—	—
Total		$242.0	$33.9	$208.1	$—

		Items Measured at Fair Value at May 31, 2015
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity:
U.S. Commingled Funds	(1)	$75.8	$—	$75.8	$—
International Commingled Fund	(2)	25.7	—	25.7	—
Emerging Market Commingled Funds	(3)	13.1	—	13.1	—
Real Estate Commingled Fund	(5)	6.9	—	6.9	—
Fixed-Income:
U.S. Treasury Securities	(6)	25.1	25.1	—	—
U.S. Corporate Securities	(6)	41.4	—	41.4	—
International Securities	(6)	8.3	—	8.3	—
Public Sector Utility Securities	(6)	14.5	—	14.5	—
Global Fixed-Income Commingled Fund	(7)	24.0	—	24.0	—
Cash & Accruals		1.8	1.8	—	—
Total		$236.6	$26.9	$209.7	$—

(1)
U.S. commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued using a unit price or net asset value (NAV) based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

(2)
International commingled fund is comprised of investments in funds that purchase publicly traded non-U.S. common stock for total return purposes. Investments are valued using a unit price or NAV based on the fair value of the underlying investments of the fund. There are no redemption restrictions associated with this fund.

(3)
Emerging market commingled funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies in emerging economies for total return purposes. Funds are valued using a unit price or NAV based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

(4)	Emerging market mutual fund is comprised of securities associated with emerging markets and frontier markets. Fund is valued using quoted market prices from national exchanges.

(5)
Real estate commingled fund is comprised of investments in funds that purchase publicly traded common stock of real estate companies for purposes of total return. These investments are valued using a unit price or NAV based on the fair value of the underlying investments of the fund. There are no redemption restrictions associated with this fund.

(6)
Fixed-income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date.

(7)
Global fixed-income commingled fund is comprised of investments in U.S. and non-U.S. government fixed-income securities. Investments are valued using a unit price or NAV based on the fair value of the underlying investments of the fund. There are no redemption restrictions associated with this fund.

(8)
U.S. fixed-income commingled funds are comprised of a diversified portfolio of U.S. investment-grade corporate and government securities. Investments are valued using a unit price or NAV based on the fair value of the underlying investments of the funds. There are no redemption restrictions associated with these funds.

The following benefit payments are expected to be paid between fiscal 2017 and fiscal 2026:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2017	$12.5	$1.3
2018	12.6	1.3
2019	13.0	1.3
2020	13.7	1.3
2021	14.2	1.3
2022-2026	79.3	6.2

Postemployment Severance Plan
We accrue for postemployment severance costs in our consolidated financial statements and recognize actuarial gains and losses as well as prior service credits related to our postemployment severance accrual as a component of accumulated other comprehensive income (loss). As of May 29, 2016 and May 31, 2015, $4.3 million and $2.3 million, respectively, of unrecognized actuarial losses related to our postemployment severance plan were included in accumulated other comprehensive income (loss) on a net of tax basis.

Defined Contribution Plan
We have a defined contribution (401(k)) plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $643.3 million at May 29, 2016, and $610.9 million at May 31, 2015. Expense recognized in fiscal 2016, 2015 and 2014 was $15.1 million, $0.6 million and $0.7 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation (FlexComp) plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the FlexComp plan totaled $194.0 million and $209.6 million at May 29, 2016 and May 31, 2015, respectively. These amounts are included in other current liabilities.
The defined contribution plan includes an Employee Stock Ownership Plan (ESOP). The ESOP borrowed $16.9 million from us at a variable rate of interest in July 1996. At May 29, 2016, the ESOP’s original debt to us had a balance of $2.3 million with a variable rate of interest of 0.43 percent and is due to be repaid no later than December 2019. At the end of fiscal 2005, the ESOP borrowed an additional $1.6 million (Additional Loan) from us at a variable interest rate and acquired an additional 0.05 million shares of our common stock, which were held in suspense within the ESOP at that time. At May 29, 2016, the Additional Loan had a balance of $1.2 million with a variable interest rate of 0.63 percent and is due to be repaid no later than December 2018. Compensation expense is recognized as contributions are accrued. Fluctuations in our stock price impact the amount of expense to be recognized. Contributions to the plan, plus the dividends accumulated on unallocated shares held by the ESOP, are used to pay principal, interest and expenses of the plan. As loan payments are made, common stock is allocated to ESOP participants. In each of the fiscal years 2016, 2015 and 2014, the ESOP used dividends received of $0.7 million, $1.1 million and $0.9 million, respectively, and contributions received from us of $0.1 million, $0.0 million and $0.0 million, respectively, to pay principal and interest on our debt.
ESOP shares are included in weighted-average common shares outstanding for purposes of calculating net earnings per share with the exception of those shares acquired under the Additional Loan, which are accounted for in accordance with FASB ASC Subtopic 718-40, Employee Stock Ownership Plans. Fluctuations in our stock price are recognized as adjustments to common stock and surplus when the shares are committed to be released. The ESOP shares acquired under the Additional Loan are not considered outstanding until they are committed to be released and, therefore, unreleased shares have been excluded for purposes of calculating basic and diluted net earnings per share. As of May 29, 2016, the ESOP shares included in the basic and diluted net earnings per share calculation totaled 2.7 million shares, representing 2.2 million allocated shares and 0.5 million suspense shares.